Share capital and reserves - Ordinary shares (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Share capital and reserves
Proceeds received		£ 39,935,000
Remaining commitment fee in share-based payment reserve			£ 36,053,000	£ 34,215,000
Share capital
Share capital and reserves
Number of shares issued | shares	36,787,686	36,787,686
Premium arising		£ 27,713
Share premium
Share capital and reserves
Premium arising		£ 61,283,000
2021 Incentive Plan | Share capital
Share capital and reserves
Number of shares issued | shares	517,057	517,057
Premium arising		£ 390
EMI Scheme
Share capital and reserves
Proceeds received		£ 31,000
EMI Scheme | Share capital
Share capital and reserves
Number of shares issued | shares	18,309	18,309
Premium arising		£ 13
EMI Scheme | Share premium
Share capital and reserves
Premium arising		31,000
At the market programme
Share capital and reserves
Proceeds received		£ 39,904,000
At the market programme | Share capital
Share capital and reserves
Number of shares issued | shares	25,725,383	25,725,383
Premium arising		£ 19,512
At the market programme | Share premium
Share capital and reserves
Premium arising		£ 39,885,000
Conversion of preferred shares
Share capital and reserves
Aggregate stated value of converted preferred shares | $	$ 23,000
Preferred share conversion shares | shares	10,192,489	10,192,489
Outstanding aggregate stated value | $	$ 2,000
Conversion of preferred shares | Share capital
Share capital and reserves
Number of shares issued | shares	10,192,489	10,192,489
Premium arising		£ 7,544
Conversion of preferred shares | Share premium
Share capital and reserves
Premium arising		£ 20,628,000
ELOC commitment fee
Share capital and reserves
Percentage Of commitment fee	50.00%	50.00%
Average share price | $ / shares	$ 2.99
Remaining commitment fee in share-based payment reserve			£ 755,000
Sharebased payment charge for commitment fees deliverable in ordinary shares	$ 2,000	£ 1,628,000
ELOC commitment fee | Share capital
Share capital and reserves
Number of shares issued | shares	334,448	334,448
Premium arising		£ 254
ELOC commitment fee | Share premium
Share capital and reserves
Premium arising		£ 739,000
Ordinary Shares
Share capital and reserves
Number of shares issued | shares	36,787,686	36,787,686